Note 26 - Derivative financial instruments - Foreign Exchange Derivative Contracts and Hedge Accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ (1,349)	$ 23,678
Hedge accounting reserve	8,100	13,100
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	8,133	13,122	$ 1,259
Purchase foreign exchange contract [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(1,554)	27,038
Hedge accounting reserve	7,928	21,085
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency MXN, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		6,571
Hedge accounting reserve		(67)
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency MXN [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(2,125)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency EUR, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	5,557	1,866
Hedge accounting reserve	624	(2,786)
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency EUR [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(2,966)	20,783
Hedge accounting reserve	7,142	23,935
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency BRL [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(1,009)	(2,490)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency KWD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(50)	(129)
Hedge accounting reserve	(388)
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency CAD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(836)	404
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency GPB [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(51)	(11)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency CNY [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(335)	(242)
Hedge accounting reserve	501
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency RON, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	261	50
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency BRL, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	49	223
Hedge accounting reserve	49
Purchase foreign exchange contract [Member] | Foreign exchange contract, Other [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(49)	13
Hedge accounting reserve		$ 3